UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2020 to December 31, 2020.

Commission File Number of issuing entity:   333-209738-01

Central Index Key Number of issuing entity:    0001396730

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor:   333-209738

Central Index Key Number of depositor:    0001171040

First National Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:    0000036644

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Lori Niemeyer, (402) 341-0500

(Name and telephone number, including area code, of the
person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

1620 Dodge Street
Stop Code 3271
Omaha, Nebraska	68197
(Address of principal executive office of	(Zip Code)
the issuing entity)

402-341-0500

(Telephone number, including area code)

No change

Registered reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Series 2018-1 Class A	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒ No ☐

PART I —DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth below in this Item and in Exhibit 99.1 with respect to the Series 2018-1 Notes.

Account Deliquency Experience
Trust Portfolio

	Month Ended December 31, 2020		Month Ended November 30, 2020		Month Ended October 31, 2020		Month Ended September 30, 2020
	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding
Total Active Accounts *	795,410	100.00%	801,261	100.00%	792,929	100.00%	795,440	100.00%
Accounts Delinquent
30 to 59 days	1,572	0.20%	1,609	0.20%	1,675	0.21%	1,531	0.19%
60 to 89 days	1,125	0.14%	1,121	0.14%	1,068	0.13%	1,158	0.15%
90 to 119 days	888	0.11%	811	0.10%	938	0.12%	1,035	0.13%
120 to 149 days	690	0.09%	751	0.09%	841	0.11%	594	0.07%
150 or More Days	678	0.09%	735	0.09%	536	0.07%	714	0.09%
Total	4,953	0.62%	5,027	0.63%	5,058	0.64%	5,032	0.63%

* Active Accounts represent those accounts with a non zero balance

Net Charge-Off Experience
Trust Portfolio

	Month Ended December 31, 2020	Month Ended November 30, 2020	Month Ended October 31, 2020	Month Ended September 30, 2020
Average Receivables Outstanding	$2,598,816,450	$2,556,436,289	$2,562,936,235	$2,588,985,939
Total Gross Charge-Offs	$8,343,122	$7,252,183	$7,519,814	$7,256,510
Gross Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.85%	3.40%	3.52%	3.36%
Recoveries	$1,618,467	$1,518,167	$1,612,991	$1,878,372
Net Charge-Offs	$6,724,654	$5,734,017	$5,906,823	$5,378,139
Net Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.11%	2.69%	2.77%	2.49%
Accounts Experiencing a Loss	1,769	2,105	1,704	1,766
Accounts Experiencing a Recovery	4,002	3,939	3,934	3,868
Average Net Loss of Accounts with a Loss	$3,801	$2,724	$3,466	$3,045

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐    No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

No assets securitized by the depositor and held by First National Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from December 1, 2020 to December 31, 2020.

The depositor filed its most recent Form ABS-15G on January 17, 2020. The CIK number of the depositor is 0001171040.

PART II —OTHER INFORMATION

Item 7.   Change in Sponsor Interest in the Securities.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in the table below:

Seller’s Interest

FNBO MASTER TRUST

Month Ended December 31, 2020
Aggregate principal receivables	$2,581,622,320
Outstanding principal balance of all Series of Notes Outstanding	$(384,616,000)
Aggregate amount on deposit in the Excess Funding Account	$—
Seller's interest	$2,197,006,320
Aggregate unpaid principal balance of all Series of Notes Outstanding not held by FNBO	$300,000,000
Aggregate amount on deposit in the Principal Accumulation accounts for all Series of Notes not held by FNBO	$—
Adjusted Outstanding Investor ABS Interests	$300,000,000
Seller's Interest as a percentage of the Adjusted Outstanding Investor ABS Interests	732.34%
Minimum Seller's Interest as a % of Adjusted Outstanding Investor ABS Interests as required by Regulation RR	5%

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2018-1 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  January 11, 2021

By:	First National Funding Corporation, Managing Member

By	/s/ Lori Niemeyer
Lori Niemeyer
Senior Vice President